EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
Distribution Made to Limited Partner [Line Items]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
The table below summarizes our 2014 quarterly distribution cash declarations, payments and scheduled payments through March 4, 2015:

	2014
	Declaration Date	Record Date	Payment Date	Quarterly Distribution per Common and Subordinated Unit
Second quarter (1)	August 1	August 15	August 29	$0.16
Third quarter	October 27	November 14	November 28	0.30
Fourth quarter	February 6, 2015	February 23, 2015	March 4, 2015	0.33
Total				$0.79
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(1) Represents the period from May 14, 2014, the date of the Offering, to June 30, 2014.

Distributions Made to Unitholders [Table Text Block]
The following table reflects the allocation of total cash distributions to the general and limited partners applicable to the period in which the distributions were earned:

Year ended December 31, 2014
General partner's distribution	$—
Limited partners’ distributions:
Common units – public	12,706
Common units – PBF LLC	635
Subordinated units – PBF LLC	12,551
Total limited partners’ distributions	25,892
Total cash distributions (1)	$25,763
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(1) Excludes phantom unit distributions which are accrued and paid upon vesting.

Schedule of Available Cash from Operating Surplus [Table Text Block]
The percentage interests set forth below for PBF LLC assume that there are no arrearages on common units and that PBF LLC continues to own all of the IDRs.

	Total Quarterly Distribution per Unit Target Amount	Marginal Percentage Interest in Distributions
		Unitholders	PBF LLC (as holder of Incentive Distribution Rights)
Minimum Quarterly Distribution	up to $0.300	100.0%	—
First Target Distribution	above $0.300 up to $0.345	100.0%	—
Second Target Distribution	above $0.345 up to $0.375	85.0%	15.0%
Third Target Distribution	above $0.375 up to $0.450	75.0%	25.0%
Thereafter	above $0.450	50.0%	50.0%